PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

Property and equipment, net is comprised of the following:

	June 30,	December 31,
	2023	2022
	Unaudited	Audited
Cost:

Buildings and land	$83,353	$83,436
Computers, software and electronic equipment	60,706	59,047
Network equipment	37,357	35,749
Office furniture and equipment	3,965	3,911
Vehicles	259	266
Leasehold improvements	2,593	2,525

	188,233	184,934
Accumulated depreciation	114,338	108,356

Depreciated cost	$73,895	$76,578

Depreciation expenses amounted to $6,122 and $5,461 during the six months ended June 30, 2023 and 2022, respectively.

The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $2,790 and $2,788 for the six months ended June 30, 2023 and 2022, respectively. These amounts do not include the corresponding offsetting expenses related to this income.